Capital Stock (Unrecognized Compensation Cost) (Details) $ in Millions	12 Months Ended
Mar. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 94.5
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 52.9
Weighted Average Remaining Years	2 years 8 months 12 days
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 41.6
Weighted Average Remaining Years	2 years 2 months 12 days